Container Purchases - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($) Property
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished written- off	$ 835,000	$ 170,000
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased | Property	17,812	19,802
Total purchase consideration	$ 13,191,000	$ 19,893,000
Intangible asset for the management rights relinquished written- off	$ 835,000	170,000
Intangible assets recognized related to the leases		$ 0